Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 17,590	$ 17,418	$ 17,699
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	181,662	175,942	176,854
Policyholder account balances	173,168	165,628	172,315
Policyholder Dividends Payable	696	709	677
Unearned Premiums	4,724	4,401	4,256
Unearned Revenue	2,059	2,135	2,158
U.S.
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	616	615	593
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	61,206	59,074	57,521
Policyholder account balances	67,539	63,986	65,615
Policyholder Dividends Payable	0	0	0
Unearned Premiums	1,843	1,820	1,801
Unearned Revenue	30	33	41
Asia
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	8,707	8,374	8,217
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	36,308	34,416	33,711
Policyholder account balances	53,114	49,094	52,772
Policyholder Dividends Payable	95	88	61
Unearned Premiums	2,167	1,859	1,711
Unearned Revenue	912	974	924
Latin America
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,808	1,753	1,987
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	9,163	8,142	8,914
Policyholder account balances	5,597	5,880	6,425
Policyholder Dividends Payable	0	0	0
Unearned Premiums	448	491	508
Unearned Revenue	563	597	651
EMEA
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,472	1,532	1,709
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	5,439	5,837	6,514
Policyholder account balances	12,636	13,172	14,006
Policyholder Dividends Payable	6	7	8
Unearned Premiums	64	60	54
Unearned Revenue	372	336	313
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	5,246	5,436	5,387
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	72,284	70,818	71,169
Policyholder account balances	34,664	33,818	33,738
Policyholder Dividends Payable	604	621	612
Unearned Premiums	204	171	179
Unearned Revenue	209	218	229
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	(259)	(292)	(194)
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	(2,738)	(2,345)	(975)
Policyholder account balances	(382)	(322)	(241)
Policyholder Dividends Payable	(9)	(7)	(4)
Unearned Premiums	(2)	0	3
Unearned Revenue	$ (27)	$ (23)	$ 0